Basis of Presentation and Summary of Significant Accounting Policies - Liquidity (Details) (USD $)	12 Months Ended										12 Months Ended	4 Months Ended	2 Months Ended
	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 KPMG Tower A-Note and B-Note	Jul. 09, 2012 KPMG Tower A-Note and B-Note	Dec. 31, 2012 777 Tower	Dec. 31, 2012 US Bank Tower		Dec. 31, 2012 KPMG Tower, 777 Tower and US Bank Tower	Dec. 31, 2012 Two California Plaza, 500 Orange Tower and 3800 Chapman	May 13, 2013 Subsequent Event Plaza Las Fuentes	Mar. 11, 2013 Subsequent Event US Bank Tower
Debt Instrument [Line Items]
Debt maturing in 2013	$ 898,573,000	[1],[2]			$ 365,000,000		$ 273,000,000	$ 260,000,000	[3]	$ 898,000,000
Disposition, net proceeds	21,000,000		20,300,000	0								30,000,000	103,000,000
Long-term Debt, Gross	1,950,281,000		3,047,194,000			365,000,000
Debt Intstrument, Capital Expenditure Reserve Fund in Excess of Leasing Reserve					1,500,000
Debt Instruments, Leasing Reserve, Amount Funded During Period					10,000,000
Excess operating cash flow					0
Debt Instrument, Debt Service Payments Applied to Contractual Interest	113,300,000
Debt Instrument, Debt Service Payments related to defaulted mortgages											$ 9,100,000

[1]	On March 11, 2013, we entered into an agreement to sell US Bank Tower. The transaction is expected to close on or before June 28, 2013, subject to customary closing conditions. Provided the transaction closes as expected, the $260.0 million loan balance will be repaid at closing using proceeds from the transaction. See Note 21 “Subsequent Events.”
[2]	On May 13, 2013, we entered into an agreement to sell Plaza Las Fuentes, which was amended on May 28, 2013. The transaction is expected to close on or after June 28, 2013. The transaction is subject to approval by the City of Pasadena, in its capacity as air space lessor, as well as other customary closing conditions. Provided the transaction closes as expected, the $33.0 million mortgage loan balance (of which $573 is due during 2013, $600 is due during 2014, $627 is due during 2014, and $31,231 is due during 2016) will be repaid at closing using proceeds from the transaction. See Note 21 “Subsequent Events.”
[3]	On March 11, 2013, we entered into an agreement to sell US Bank Tower and the Westlawn off-site parking garage. The transaction is expected to close on or before June 28, 2013, subject to customary closing conditions. Provided the transaction closes as expected, the $260.0 million loan balance will be repaid at closing using proceeds from the transaction. See Note 21 “Subsequent Events.”